MFS® Conservative Allocation Fund
MFS® Conservative Allocation Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is October 28, 2014 MFS® Conservative Allocation Fund
Effective immediately, the following is added after the third paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information":
On October 14, 2014, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in early December 2014, and will be completed by January 1, 2015, although these dates could change based on market conditions and other factors.

As of January 1, 2015, the fund’s target allocation among asset classes and the underlying funds is expected to be:

Bond Funds:	60%
MFS Emerging Markets Debt Local Currency Fund	2%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	10%
MFS Research Bond Fund	15%
International Stock Funds:	8%
MFS International Growth Fund	2%
MFS International Value Fund	2%
MFS Research International Fund	4%
U.S. Stock Funds:	28%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	4%
MFS Mid Cap Value Fund	4%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	6%
MFS Value Fund	6%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%

All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.